22. SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (858)	$ (811)
Interest income
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	203	177
Interest expense
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(5)	(3)
Accretion expense-reclamation obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(999)	(903)
Accretion expense-post-employment benefits
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (57)	$ (82)